Employee benefit plans	12 Months Ended
Dec. 31, 2025
Employee benefit plans
Employee benefit plans

22. Employee benefit plans

The Group’s PRC subsidiaries are required by law to contribute certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB407,783, RMB372,164 and RMB412,366 for the years ended December 31, 2023, 2024 and 2025, respectively, for such benefits.